Stock Options (Details Textual) (USD $)	9 Months Ended	0 Months Ended	1 Months Ended				1 Months Ended
	Mar. 31, 2014	Apr. 19, 2013 FV Option [Member]	Sep. 30, 2013 FV Option [Member]	Aug. 22, 2013 FV Option [Member]	Jul. 19, 2013 FV Option [Member]	Mar. 31, 2014 FV Option [Member]	Sep. 30, 2013 Omnibus Incentive Plan [Member]	Jul. 19, 2013 Omnibus Incentive Plan [Member] Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based stock options award		100,000
Exercise Price		$ 2.50		$ 1.30	$ 2
Grant year life		3 years
Performance Based Stock Options vested						14,500
Estimated life				3 years
Volatility rate		351.00%		843.00%	755.00%
Risk free interest rate		0.35%		0.82%	2.02%
Rate of dividend yield		0.00%		0.00%	0.00%
Grant date FV of options		$ 249,995		$ 32,500	$ 454,500
Stock option granted				25,000				75,000
Number of non-employee directors								3
Option Vested			2,083
Additional shares							2,095
Expiration date			Aug. 31, 2016	Aug. 22, 2016			Jun. 30, 2020
Option Expense	$ 157,111